Financial Instruments (Details) - Schedule of Provision Matrix - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision Matrix [Line Items]
Total book value	$ 14,563,153	$ 15,523,390
Loss allowance	13,114,951	1,481,779
Not past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	3,937,838	11,022,374
Loss allowance	$ 2,489,636	$ 324,060
Not past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.03%	0.03%
Not past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	6.30%
Up to 180 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	$ 4,770,297	$ 4,091,598
Loss allowance	$ 4,770,297	$ 754,722
Up to 180 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	0.15%	0.15%
Up to 180 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Up to 365 days past due [Member]
Schedule of Provision Matrix [Line Items]
Total book value	$ 3,100,633	$ 409,418
Loss allowance	$ 3,100,633	$ 402,997
Up to 365 days past due [Member] | Bottom of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	1.40%	1.40%
Up to 365 days past due [Member] | Top of Range [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Over 366 days past due [Member]
Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%	100.00%
Total book value	$ 2,754,385
Loss allowance	$ 2,754,385